Debt Obligations - Line of Credit - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Line of credit	$ 50,000	$ 50,000		$ 15,155
Line of Credit Agreement
Debt Instrument [Line Items]
Line of credit, basis spread on variable rate	1.75%	1.75%
Line of credit, description of variable rate basis	Prime rate plus 1.75% per annum	Prime rate plus 1.75% per annum
Convertible notes, interest rate	5.00%	5.00%	5.00%	5.00%